Schedule of Stock Options (Details) - $ / shares			6 Months Ended	12 Months Ended
		Aug. 01, 2024	Jun. 30, 2025	Dec. 31, 2024		Dec. 31, 2023	Mar. 31, 2025
Equity [Abstract]
Number of stock options, beginning			6,445,152	8,970,636		9,320,636
Weighted average exercise price beginning balance			$ 0.52	$ 0.52		$ 0.51
Number of stock options, Expired			(5,957,659)	(1,575,000)		(200,000)
Weighted average exercise price, Expired			$ 0.55	$ 0.60		$ 0.60
Number of stock options, Expired				(1,037,977)		(150,000)
Weighted average exercise price, Expired				$ 0.34		$ 0.15
Number of stock options, Granted		87,493		87,493	[1]
Weighted average exercise price, Granted	[1]			$ 0.16
Number of stock options, ending			487,493	6,445,152		8,970,636
Weighted average exercise price ending balance			$ 0.15	$ 0.52		$ 0.52
Number of stock options, ending			487,493	6,445,152		8,970,636	6,445,152
Weighted average exercise price ending balance			$ 0.15	$ 0.52		$ 0.52	$ 0.52

[1]	On August 1, 2024, 87,493 stock options were issued to an employee of the Company, which vest on August 1, 2025. These options have a 5-year life and are exercisable at C$0.16 per share of common stock. The grant fair value of the options was estimated at $7,242. The vesting of these options resulted in stock-based compensation of $3,016 for the year ended December 31, 2024, which is included in the operation and administration expense of the consolidated statements of loss and comprehensive loss.